Prepayments and Other Assets, Net (Details) - Schedule of prepayments and other assets, net - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Schedule Of Prepayments And Other Assets Net Abstract
Prepaid rents	[1]	$ 75,074	$ 5,436
Prepaid service fee	[2]	590,363	36,677
Loans to third-parties	[3]	780,934	729,638
Advances to vendors	[4]	140,578	1,706,081
Advance to employees	[5]	35,471	17,653
Security deposits		323,419	532,198
Others	[6]	55,340	119,837
Less: allowance for doubtful accounts
Prepayment and other assets, net		2,001,179	3,147,520
Prepayment and other current assets, net		1,022,309	2,961,880
Prepayments and other non-current assets, net		$ 978,870	$ 185,640

[1]	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.
[2]	The prepaid expenses of $557,207 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by a third-party service provider that will be amortized over three years.
[3]	Loan to third-parties represents the balance lend to various third-parties for their working capital needs at rate of 5% per annum. The Company collected $324,127 subsequently as of the date of this report.
[4]	Advances to vendors primarily included prepayment for leasehold improvement.
[5]	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
[6]	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.